Segment Information Level 4 (Details) - Geographic Net Sales (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net		$ 4,140	$ 5,137	$ 4,890
United States [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	[1]	1,663	2,189	2,109
Netherlands [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	[1]	698	856	887
Germany [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	[1]	205	282	280
Canada [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	[1]	344	429	357
China [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	[1]	331	245	149
Brazil [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	[1]	224	258	248
Other international [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	[1]	$ 675	$ 878	$ 860

[1]	Sales are attributed to the country in which the individual business locations reside.